FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	¥ 68,871	¥ 26,684
Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	68,871	26,684
Financial liabilities included in other non-current liabilities
Fair value measurement of assets
Assets at fair value	903,141	767,922
Assets measured at fair value
Fair value measurement of assets
Assets at fair value	2,936,804	4,887,894
Futures contracts
Fair value measurement of assets
Assets at fair value		17,311
Notes receivables [member]
Fair value measurement of assets
Assets at fair value	2,697,266	3,343,880
Listed equity investments
Fair value measurement of assets
Assets at fair value	7,674	8,812
Other unlisted investments
Fair value measurement of assets
Assets at fair value	231,864	1,517,891
Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	68,871	26,684
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	68,871	26,684
Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	7,674	26,123
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of assets
Assets at fair value		17,311
Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of assets
Assets at fair value	7,674	8,812
Significant unobservable inputs (Level 3) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	2,929,130	4,861,771
Significant unobservable inputs (Level 3) | Notes receivables [member]
Fair value measurement of assets
Assets at fair value	2,697,266	3,343,880
Significant unobservable inputs (Level 3) | Other unlisted investments
Fair value measurement of assets
Assets at fair value	231,864	1,517,891
Fair value of instruments not measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	50,001,551	50,632,689
Fair value of instruments not measured at fair value | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	767,922	903,141
Fair value of instruments not measured at fair value | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	49,233,629	49,729,548
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2)
Fair value measurement of liabilities
Liabilities at fair value	50,001,551	50,632,689
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	767,922	903,141
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	¥ 49,233,629	¥ 49,729,548